CONGRESS STREET ASSOCIATES, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999
                                   (UNAUDITED)

                        CONGRESS STREET ASSOCIATES, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999
                                   (UNAUDITED)


                                    CONTENTS


Statement of Assets, Liabilities and Partners' Capital.......................  1
Statement of Operations......................................................  2
Statement of Changes in Partners' Capital - Net Assets.......................  3
Schedule of Portfolio Investments and Securities Sold, Not Yet Purchased.....  4
Notes to Financial Statements................................................ 13

CONGRESS STREET ASSOCIATES, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL
--------------------------------------------------------------------------------

                                                                  JUNE 30, 1999
ASSETS                                                             (UNAUDITED)

Cash and cash equivalents                                              $168,114
Due from broker                                                         940,017
Investments in securities, at market
  identified cost - $14,826,224)                                     15,511,690
Dividends receivable                                                     29,055
Interest receivable                                                      15,735
                                                                    -----------
      TOTAL ASSETS                                                   16,664,611
                                                                    -----------
LIABILITIES

Securities sold, not yet purchased,
at market (proceeds of sales - $1,151,951)                            1,233,638
Management fee payable                                                   30,634
Professional fees payable                                                22,439
Custody fees payable                                                     10,485
Administration fee payable                                               10,355
Dividends payable                                                         4,511
                                                                    -----------
      TOTAL LIABILITIES                                               1,312,063
                                                                    -----------
         NET ASSETS                                                 $15,352,549
                                                                    ===========
PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                               $14,559,482
Accumulated net investment income                                       131,383
Accumulated net realized gain on investments                             57,905
Accumulated net unrealized appreciation on investments                  603,779
                                                                    -----------
      PARTNERS' CAPITAL - NET ASSETS                                $15,352,549
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 1999
                                                                   (UNAUDITED)
INVESTMENT INCOME
      Dividends                                                        $115,343
      Interest                                                           57,667
                                                                       --------
      TOTAL INVESTMENT INCOME                                           173,010
                                                                       --------
OPERATING EXPENSES
      Management fee                                                     28,054
      Custodian fees                                                     10,397
      Administration fees                                                 9,016
      Professional fees                                                   7,439
      Miscellaneous                                                       2,814
                                                                       --------
      TOTAL OPERATING EXPENSES                                           57,720
                                                                       --------
      Dividends on securities sold, not yet purchased                     7,397
                                                                       --------
      TOTAL EXPENSES                                                     65,117
                                                                       --------
      NET INVESTMENT INCOME                                             107,893
                                                                       --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

      NET REALIZED GAIN ON INVESTMENTS                                   57,970
      NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS              325,438
                                                                        -------
         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                383,408
                                                                       --------
         INCREASE IN PARTNERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                         $491,301
                                                                       ========

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                     SIX MONTHS              PERIOD FROM
                                        ENDED             DECEMBER 1, 1998
                                    JUNE 30, 1999   (COMMENCEMENT OF OPERATIONS)
                                     (UNAUDITED)        TO DECEMBER 31, 1998

FROM INVESTMENT ACTIVITIES
   Net investment income                $107,893                  $23,490
   Net realized gain (loss)
     on investments                       57,970                      (65)
   Net change in unrealized
     appreciation on
     investments                         325,438                  278,341
                                     -----------              -----------
      INCREASE IN PARTNERS'
        CAPITAL DERIVED FROM
        INVESTMENT ACTIVITIES            491,301                  301,766

PARTNERS' CAPITAL TRANSACTIONS
   Partner capital contributions       2,275,000               12,316,395
   General partner capital
     distributions                       (31,913)                       -
                                     -----------              -----------
      INCREASE IN PARTNERS'
        CAPITAL DERIVED FROM
        CAPITAL TRANSACTIONS           2,243,087               12,316,395

      PARTNERS' CAPITAL AT
        BEGINNING OF PERIOD           12,618,161                        -
                                     -----------              -----------
      PARTNERS' CAPITAL AT
        END OF PERIOD                $15,352,549              $12,618,161
                                     ===========              ===========

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      COMMON STOCKS - 94.85%
         BUILDING - HEAVY CONSTRUCTION - 3.36%
29,300      Turner Corp. *                                          $   516,413
                                                                    -----------
         BUILDING - RESIDENTIAL/COMMERCIAL - 1.52%
 9,800      Del Webb Corp.                                              233,975
                                                                    -----------
         CASINO HOTELS - 5.04%
12,500      Mirage Resorts, Inc. *                                      209,375
58,300      Park Place Entertainment Corp. *                            564,781
                                                                    -----------
                                                                        774,156
                                                                    -----------
         CHEMICALS - SPECIALTY - 0.45%
 2,000      OM Group, Inc.                                               69,000
                                                                    -----------
         COMMERCIAL BANKS - EASTERN U.S. - 0.51%
 4,400      Atlantic Bank & Trust Co. *                                  78,100
                                                                    -----------
         COMMERCIAL SERVICES - 1.67%
13,300      Convergys Corp. *                                           256,025
                                                                    -----------
         COMPUTER SOFTWARE - 7.40%
20,200      Computer Associates Int'l, Inc.                     (a)   1,111,000
 1,300      Hummingbird Comunications Ltd. *                             24,375
                                                                    -----------
                                                                      1,135,375
                                                                    -----------
         COMPUTERS - MEMORY DEVICES - 1.32%
 7,900      Seagate Technology, Inc. *                                  202,438
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      COMMON STOCKS - (CONTINUED)
         CONSULTING SERVICES - 0.48%
 2,900      Comdisco, Inc.                                          $    74,313
                                                                    -----------
         DATA PROCESSING/MANAGEMENT - 5.75%
20,600      Casino Data Systems *                                       104,288
33,400      Reynolds and Reynolds Co.                                   778,638
                                                                    -----------
                                                                        882,926
                                                                    -----------
         ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.18%
21,100      Intel Corp.                                               1,255,450
                                                                    -----------
         FINANCE - LEASING COMPANY - 3.35%
30,000      DVI, Inc. *                                                 513,750
                                                                    -----------
         FINANCE - MORTGAGE LOAN/BANKER - 6.03%
12,300      Federal National Mortgage Association                       841,013
 8,200      Resource Bancshares Mortgage Group, Inc.                     84,050
                                                                    -----------
                                                                        925,063
                                                                    -----------
         FINANCIAL GUARANTEE INSURANCE - 2.23%
 7,000      Radian Group, Inc.                                          341,688
                                                                    -----------
         GAMBLING - NON-HOTEL - 0.66%
 9,275      Lakes Gaming, Inc. *                                        101,445
                                                                    -----------
         HOTELS & MOTELS - 0.53%
 5,800      Hilton Hotels Corp.                                          82,288
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      COMMON STOCKS - (CONTINUED)
         INSTRUMENTS - CONTROLS - 1.02%
 6,300      Mettler-Toledo Int'l, Inc. *                            $   156,319
                                                                    -----------
         INTERNET CONTENT - 0.88%
 8,600      Big Entertainment, Inc. *                                   134,375
                                                                    -----------
         LEISURE & RECREATION PRODUCTS - 0.51%
 2,800      Brunswick Corp.                                              78,050
                                                                    -----------
         MEDICAL - DRUGS - 0.89%
 7,450      International Isotopes, Inc. *                               68,913
 1,400      Teva Pharmaceutical Industries, Ltd. - ADR                   68,600
                                                                    -----------
                                                                        137,513
                                                                    -----------
         MEDICAL - HOSPITALS - 0.36%
 2,400      Columbia/HCA Healthcare Corp.                                54,750
                                                                    -----------
         MEDICAL PRODUCTS - 0.36%
 4,400      Cyberonics, Inc. *                                           55,000
                                                                    -----------
         METAL PROCESSORS & FABRICATION - 0.77%
 6,100      Wyman-Gordan Co. *                                          117,806
                                                                    -----------
         MONEY CENTER BANKS - 8.96%
37,500      Bank of New York Company, Inc.                            1,375,781
                                                                    -----------
         MULTI - LINE INSURANCE - 2.10%
 8,000      CNA Financial Corp. *                                       322,500
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      COMMON STOCKS - (CONTINUED)
         OIL - FIELD SERVICES - 0.97%
10,000      Petroleum Geo-Services - ADR *                          $   148,750
                                                                    -----------
         PROPERTY/CASUALTY INSURANCE - 5.03%
 1,500      Everest Re-Insurance Holdings, Inc.                          48,938
 5,000      Frontier Insurance Group, Inc.                               76,875
18,000      Orion Capital Corp.                                         645,750
                                                                    -----------
                                                                        771,563
                                                                    -----------
         PUBLISHING - PERIODICALS - 2.20%
10,600      Big Flower Holdings, Inc. *                                 337,875
                                                                    -----------
         REAL ESTATE DEVELOPMENT - 1.46%
 8,000      Forest City Enterprises, Inc. - Class A                     224,000
                                                                    -----------
         REITS - APARTMENTS - 0.42%
 3,000      Walden Residential Properties, Inc.                          64,500
                                                                    -----------
         REITS - DIVERSIFIED - 0.99%
 9,000      Capital Automotive Real Estate Investment Trust             119,250
 3,400      Prison Realty Corp.                                          33,363
                                                                    -----------
                                                                        152,613
                                                                    -----------
         REITS - HOTEL/RESTAURANT - 1.87%
 6,100      Equity Inns, Inc.                                            56,425
18,400      RFS Hotel Investors, Inc.                                   231,150
                                                                    -----------
                                                                        287,575
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      COMMON STOCKS - (CONTINUED)
         REITS - MORTGAGE - 5.84%
15,200      Annaly Mortgage Management, Inc.                        $   171,000
16,100      Anthracite Capital, Inc.                                    105,656
24,200      Imperial Credit Commercial Mortgage Investment Corp.        261,663
48,400      Ocwen Asset Investment Corp.                                217,800
 8,500      Redwood Trust, Inc.                                         140,781
                                                                    -----------
                                                                        896,900
                                                                    -----------
         REITS - OUTLET CENTERS - 0.33%
 5,800      Prime Retail, Inc.                                           50,388
                                                                    -----------
         RETAIL - FLOOR COVERINGS - 1.22%
21,550      Maxim Group, Inc. *                                         187,216
                                                                    -----------
         RETAIL - MISCELLANEOUS DIVERSIFIED - 0.51%
 4,500      AG Services of America, Inc. *                               77,625
                                                                    -----------
         RETAIL - MUSIC STORE - 0.11%
 1,500      Trans World Entertainment Corp. *                            16,875
                                                                    -----------
         RETAIL - OFFICE SUPPLIES - 0.95%
12,200      Officemax, Inc. *                                           146,400
                                                                    -----------
         S & L /THRIFTS - WESTERN U.S. - 0.37%
 3,600      ITLA Capital Corp. *                                         56,700
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      COMMON STOCKS - (CONTINUED)
         SATELLITE TELECOMMUNICATIONS - 2.46%
16,300      Globalstar Telecommunications Ltd. *                    $   377,955
                                                                    -----------
         SECURITY SERVICES - 0.12%
 6,900      American Bank Note Holographics, Inc. *                      18,974
                                                                    -----------
         TELECOMMUNICATIONS SERVICES - 1.24%
 2,200      NTL, Inc. *                                                 189,612
                                                                    -----------
         THEATERS - 0.42%
 3,400      AMC Entertainment, Inc.                                      65,024
                                                                    -----------
         TOBACCO - 3.19%
12,200      Philip Morris Companies, Inc.                               490,287
                                                                    -----------
         TRANSPORT - RAIL - 0.62%
 1,500      Kansas City Southern Industries, Inc.                        95,718
                                                                    -----------
         WORKERS COMPENSATION/INJURY SERVICES - 0.20%
 5,400      Preferred Employers Holdings, Inc. *                         31,049
                                                                    -----------
            TOTAL COMMON STOCKS (COST $13,850,828)                  $14,562,098
                                                                    -----------

      PREFERRED STOCKS - 1.76%
         TELEPHONE - INTEGRATED - 1.76%
 3,000      Telecomunicacoes Brasilerias, Sponsored ADR, Preferred *
                                                                        270,563
                                                                    -----------
            TOTAL PREFERRED STOCKS (COST $241,405)                  $   270,563
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      PREFERRED STOCKS - PRIVATE PLACEMENT - 0.36%
         AUDIO/VIDEO PRODUCTS - 0.20%
 2,740      American Technology Corp.,
            - Series B Preferred w/ Warrants *                      $    31,510
                                                                    -----------

               INTERNET CONTENT - 0.16%
 1,550      Big Entertainment, Inc.
            -  w/ Warrants *                                             24,219
                                                                    -----------

            TOTAL PREFERRED STOCKS
            - PRIVATE PLACEMENT (COST $60,337)                      $    55,729
                                                                    -----------

FACE
AMOUNT
         U.S. TREASURY BOND - 4.06%
$629,000    U.S. Treasury Bond, 6.125%, 11/15/2027              (a)     623,300
                                                                    -----------

            TOTAL U.S. TREASURY BOND (COST $673,654)                   $623,300
                                                                    -----------

         TOTAL INVESTMENTS IN SECURITIES (COST $14,826,224)         $15,511,690
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      SECURITIES SOLD, NOT YET PURCHASED - (8.04%)
         APPAREL MANUFACTURERS - (0.34%)
   700      Tommy Hilfiger Corp.                                    $   (51,450)
                                                                    -----------

   850      Micron Technology, Inc.                                     (34,266)
                                                                    -----------

         ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.39%)
 2,200      Advanced Micro Devices, Inc.                                (39,738)
   700      Emcore Corp.                                                (14,088)
   200      Taiwan Semiconductor - ADR                                   (6,800)
                                                                    -----------
                                                                        (60,626)
                                                                    -----------

         FOOD - MISC/DIVERSIFIED - (0.39%)
 1,800      Kellog Co.                                                  (59,400)
                                                                    -----------

         INTERNET CONTENT - (0.05%)
   650      Ashton Technology Group, Inc.                                (8,125)
                                                                    -----------

         MEDICAL - HMO - (0.17%)
 1,700      Oxford Health Plans, Inc.                                   (26,456)
                                                                    -----------

         MULTIMEDIA - (0.06%)
   300      The Walt Disney Co.                                          (9,244)
                                                                    -----------

         RETAIL - BUILDING PRODUCTS - (0.43%)
 1,250      Fastenal Co.                                                (65,547)
                                                                    -----------

         RETAIL - COMPUTER EQUIPMENT - (0.11%)
   700      Insight Enterprises, Inc.                                   (17,325)
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                              MARKET VALUE
      SECURITIES SOLD, NOT YET PURCHASED - (CONCLUDED)
         RETIREMENT/AGED CARE - (0.30%)
 1,300      Sunrise Assisted Living, Inc.                           $   (45,337)
                                                                    -----------

         SPDR TRUST - INDEX - (4.91%)
 5,500      Standard & Poor's  Depositary Receipts                     (753,500)
                                                                    -----------

         TELECOMMUNICATION SERVICES - (0.67%)
 3,800      Hong Kong Telecommunications Ltd. - Sponsored ADR          (102,362)
                                                                    -----------

            TOTAL SECURITIES SOLD,
               NOT YET PURCHASED (PROCEEDS $1,151,951)              $(1,233,638)
                                                                    -----------

            OTHER ASSETS, LESS LIABILITIES, EXCLUDING
                SECURITIES SOLD, NOT YET PURCHASED - (7.00%)          1,074,497
                                                                    -----------

            NET ASSETS - 100.00%                                    $15,352,549
                                                                    ===========



(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold,not yet purchased.
 *  Non-income  producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Congress Street Associates, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on June 5th, 1998 and commenced operations on December 1, 1998. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership's investment objective is long-term capital appreciation. The Partnership pursues its investment objective by investing principally in equity securities of U.S. issuers and other securities having equity characteristics that Congress Street Management, L.L.C. (the "Manager") believes are substantially undervalued relative to their potential for earnings growth. The Partnership also may invest in equity and fixed-income securities of U.S. and foreign issuers when the yield and potential for capital appreciation of such securities are considered sufficiently attractive. The Manager is also the Partnership's General Partner.

         The Partnership's General Partner has irrevocably delegated to a group of individuals ("Directors") its rights and powers to manage and control the business affairs of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership's business.

         The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Partnership. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Granum Advisors, L.L.C. ("Granum"). PWFA is an indirect wholly-owned subsidiary of Paine Webber Group Inc. Investment professionals employed by Granum will manage the Partnership's investment portfolio on behalf of the Manager under the supervision of PWFA's personnel.

         The acceptance of initial and additional subscriptions for interests by eligible investors is subject to approval by the Manager. The Partnership reserves the right to reject any subscription for interests in the Partnership. The Partnership may from time to time offer to repurchase interests pursuant to written tenders to partners. Such repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Directors that the Partnership repurchase interests from Partners twice each year, in June and December. Limited partners can only transfer or assign their partnership interests with the approval of the Manager.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION

         Net asset value of the Partnership will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service that employs a matrix to determine valuation for normal institutional size trading units. The Directors will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   PARTNERSHIP EXPENSES

         The Partnership will bear all expenses incurred in the business of the Partnership, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs; and expenses of meetings of Directors and limited partners. PWFA has paid the organizational costs on behalf of the Partnership.

         C.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes on the profits of the Partnership will be made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain management and administrative services to the Partnership, including, among other things, providing office space and other support services to the Partnership. In consideration for such services, the Partnership will pay PWFA a monthly management fee of .125% (1.50% on an annualized basis) of the Partnership's net assets for the month, excluding assets attributable to the General Partner's capital account (the "Fee"). The Fee, which amounted to $28,054 for the period ended June 30, 1999, will be paid to PWFA out of the Partnership's assets, and debited against the Limited Partners' capital accounts. A portion of the fee will be paid by PWFA to an affiliate of Granum.

         During the period ended June 30, 1999, PaineWebber Inc. earned $393 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         The increase (or decrease) in partners capital derived from investment activities (net profit) is initially allocated to the capital accounts of all partners on a pro-rata basis. At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the capital account of such limited partner for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such limited partner which have not been offset by any net profits subsequently credited to the account of the limited partner. There was no Incentive Allocation recorded in the financial statements for the period ended June 30, 1999, because a twelve month period had not lapsed for any individual limited partner.

         The General Partner's capital account balance at June 30, 1999 and December 31, 1998 was $10,855,317 and $10,545,702 respectively. General Partner contribution consisted of $10,291,395 in 1998.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Director, who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Partnership. All Directors are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. In 1999, these expenses were assumed by PWFA on behalf of the Partnership.

         PFPC Trust Company serves as custodian of the Partnership's assets. From December 1, 1998, to December 31, 1998, PNC Bank, N.A. served as Custodian of the Partnership's securities. Effective January 1, 1999, PNC Bank, N.A. assigned the custody agreement to the PFPC Trust Company, a newly formed subsidiary of PFPC Worldwide. PFPC Trust Company, in turn, entered into a service agreement whereby PNC Bank, N.A. will continue to provide securities clearance functions.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership, and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding securities sold, not yet purchased, for the six months ended June 30, 1999, amounted to $4,962,825 and $466,389, respectively.

         Due from broker primarily represents cash at the broker from securities sold, not yet purchased, for which use is restricted until the securities are purchased.

         At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 1999, accumulated net unrealized appreciation on investments was $603,779, consisting of $1,191,957 gross unrealized appreciation and $588,178 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of, and for the period ended June 30, 1999, the Partnership did not have any margin borrowings outstanding six months.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
           CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and sales of securities not yet purchased. Generally these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         During the six months ended June 30, 1999, the Partnership did not trade any forward contracts or options.

     7.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                            FOR THE PERIOD FROM
                                         FOR THE SIX          DECEMBER 1, 1998
                                           MONTHS ENDED       (COMMENCEMENT OF
                                         JUNE 30, 1999           OPERATIONS)
                                                            TO DECEMBER 31, 1998
         Ratio of net investment
           income to average net assets      1.56% *               2.22% *
         Ratio of operating expenses
           to average net assets             0.83% *               2.01% *
         Ratio of interest expense
           to average net assets              N/A                   N/A
         Portfolio turnover rate             3.63%                 8.38%
         Rate of return                      1.99% **              1.87% **
         Average debt ratio                   N/A                   N/A

         *   Annualized.
         ** Rate of return assumes a purchase of a limited partnership interest in the Partnership on the first day and a sale of the limited partnership interest on the last day of the period noted, after incentive allocation to the Manager, if any. Rate of return numbers for a period of less than a full year are not annualized.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     8.  YEAR 2000

         Like other investment companies, financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

         The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the six months ended June 30, 1999, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

         The Partnership is in the process of establishing a contingency plan to address recovery from unavoided or unavoidable Year 2000 problems, if any.